Cover Page	6 Months Ended
Jun. 30, 2022
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	true
Entity Registrant Name	GINKGO BIOWORKS HOLDINGS, INC.
Entity Central Index Key	0001830214
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	On April 12, 2022, we filed a Registration Statement on Form S-1 (File No. 333-264129) (the “Registration Statement”) with the Securities and Exchange Commission (the “SEC”). The Registration Statement registered for the resale from time to time of up to 292,051,107 shares of Class A common stock, par value of $.0001 per share, of Ginkgo Bioworks Holdings, Inc., by certain selling securityholders in one or more offering. The Registration Statement, as amended, was declared effective by the SEC on May 3, 2022. This post-effective amendment no. 1 to the Registration Statement is being filed to (i) include information from our Annual Report on Form 10-K/A for the year ended December 31, 2021 that was filed on August 31, 2022 for purposes of providing separate financial statements of Allonnia, LLC in accordance with Rule 3-09 of Regulation S-X and (ii) update certain other information in the Registration Statement. No additional securities are being registered under this post-effective amendment and all applicable registration and filing fees were paid at the time of the original filing of the Registration Statement.